Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Research and development expense	$ (404,489)	$ (532,050)
Marketing expense	(39,791)	(77,898)
Administrative expense	(725,394)	(1,206,274)
Other operating expense	(4,491,044)	(14,371)
Loss from operations	(5,660,718)	(1,830,593)
Financial income/expenses	(316,495)	(10,614)
Share based payment cost of listing shares	(42,705,061)
Loss before Income tax	(48,682,274)	(1,841,207)
Income tax
Loss of the period	(48,682,274)	(1,841,207)
Total comprehensive loss for the period	$ (48,682,274)	$ (1,841,207)
Basic loss per share (in Dollars per share)	$ (1.57)	$ (0.06)